EMPLOYEE FUTURE BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance, end of the period	(5.4)	30.8
Pension Plans, Defined Benefit [Member]
Balance, beginning of the period	28.7	4.6
Accumulated gain (loss)	(15.0)	24.1
Balance, end of the period	13.7	28.7
Other Benefit Plans [Member]
Balance, beginning of the period	2.1	2.0
Accumulated gain (loss)	(21.2)	0.1
Balance, end of the period	(19.1)	2.1